Equity - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) $ / shares in Units, $ in Millions, $ in Millions			1 Months Ended
	Apr. 25, 2023 USD ($)	Aug. 31, 2022 $ / shares shares	Apr. 30, 2023 $ / shares shares	Mar. 31, 2021 AUD ($) $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares | $	$ 40.0
Number of shares issued and fully paid (in shares) | shares			77,083,607
Fully-paid ordinary shares price (in dollars per share) | $ / shares			0.85
Discount percentage used to calculate equity purchase price per share			15.00%
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares) | shares				15,000,000
Warrant exercise price (in dollars per share) | $ / shares				$ 2.88
Ratio of issuance of warrants to ordinary shares				25.00%
Warrants | Top of range
Disclosure Of Classes Of Share Capital [Line Items]
Maximum amount of capital that can be raised from warrants | $				$ 43.2
Equity Purchase Fee | Tasly
Disclosure Of Classes Of Share Capital [Line Items]
Discount percentage used to calculate equity purchase price per share		5.00%		6.50%
Sale of equity price (in dollars per share) | $ / shares		$ 0.75		$ 2.30
Ordinary shares (in shares) | shares		86,666,667		60,109,290